Average Annual Total Returns - Admiral - Vanguard Emerging Markets Government Bond Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays USD Emerging Markets Government RIC Capped Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays USD Emerging Markets Government RIC Capped Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays USD Emerging Markets Government RIC Capped Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays USD Emerging Markets Government RIC Capped Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	5.01%	6.75%	4.91%	May 31, 2013	3.14%	4.73%	2.91%	May 31, 2013	2.89%	4.28%	2.83%	May 31, 2013	5.79%	6.99%	5.09%	May 31, 2013	10.11%	4.89%	2.30%	May 31, 2013